Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	Mar. 01, 2017
Quality Equity Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Quality Equity Series Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Series’ investment objective is to provide long-term growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Series will pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 43% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	43.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same (taking into account the Advisor’s contractual expense limitation until February 28, 2018). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Series will invest, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. The Series primarily invests in stocks of large- and mid-size companies.

The Series will invest in equity securities of issuers located around the world. The Series may invest in securities denominated in foreign currencies, as well as American Depository Receipts (ADRs) and other U.S. dollar denominated securities of foreign issuers. ADRs are securities that are listed and traded in the United States but represent an ownership interest in securities issued by a foreign issuer.

In managing the Series, the Advisor seeks to create a focused portfolio of quality companies using a systematic process combined with fundamental analysis. The Advisor considers a quality company to be a company that has a history of financial strength and stable profitability, as well as a sustainable competitive position. The Advisor first uses the systematic process to identify companies with characteristics indicative of stable businesses, such as attractive free cash flow yields and consistent sales growth and margins. The Advisor then conducts fundamental analyses of the identified companies, through which the Advisor analyzes whether a company’s business has certain qualities expected to enable it to sustain its competitive position (e.g., market share stability or growth and/or high barriers to entry).

		The Series’ investment strategy may involve allocating large portions of the Series’ portfolio to industry sectors which meet the Advisor’s investment criteria.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Management risk — The value of your investment may decline if the Advisor’s judgments about the attractiveness, relative value or potential appreciation of a particular security or strategy prove to be incorrect.

Because a systematic process is used in the selection of the Series’ portfolio, the Series is subject to the additional risk that the Advisor’s judgments regarding the investment criteria underlying the systematic process may prove to be incorrect.

Market risk — Because the Series invests in stocks, the value of your investment will fluctuate in response to stock market movements. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  U.S. and/or foreign stock markets decline.
  An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.
Foreign securities risk — Because the Series may invest in securities of foreign issuers, the Series is subject to additional risks. These include risks of adverse changes in foreign economic, political, regulatory and other conditions. The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. The Series’ investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

Mid-cap risk — The Series may also have special risks due to its investments in stocks of mid-size companies. These risks include the following:
  The stocks of mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
  The stocks of mid-size companies may be subject to liquidity risk because such stocks may have lower trading volume and be less marketable than the stocks of larger companies. Liquidity risk is further described below.
Risks of investing in a small number of companies — The Series may focus its investments in a small number of companies. If it does, changes in the market value of a single investment could cause greater fluctuations in the Series’ share price than would occur in a fund with a broader range of holdings.

Sector focus risk — The Series’ investment strategy may involve allocating large portions of the Series’ portfolio to industry sectors which meet the Advisor’s investment criteria. As a result, poor performance or adverse economic events affecting one or more of these sectors could have a greater impact on the Series than it would if the Series’ investments were allocated across a broader range of industry sectors.

Liquidity risk — The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

		The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.
Risk Lose Money [Text]	rr_RiskLoseMoney	Because the Series invests in stocks, the value of your investment will fluctuate in response to stock market movements. This means that you could lose money on your investment in the Series or the Series could underperform
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Summary of Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class S shares of the Series for each calendar year since its inception. The total return table shows how the average annual total returns for the Series’ Class S shares and Class I shares for different periods compare to those of a broad-based securities index. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manning-napier.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class S shares of the Series for each calendar year since its inception. The total return table shows how the average annual total returns for the Series’ Class S shares and Class I shares for different periods compare to those of a broad-based securities index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.manning-napier.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarterly Returns Highest (quarter ended 9/30/2016): 3.63% Lowest (quarter ended 12/31/2016): (4.03)%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2016
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax figures are shown for one share class only, and would be different for the other share class.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only, and would be different for the other share class. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Quality Equity Series | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Fee	rr_Component1OtherExpensesOverAssets	none
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	7.73%
Other Expenses	rr_OtherExpensesOverAssets	7.73%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	8.29%	[1]
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(7.58%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.71%	[1]
AFTER 1 YEAR	rr_ExpenseExampleYear01	$ 73
AFTER 3 YEARS	rr_ExpenseExampleYear03	1,745
AFTER 5 YEARS	rr_ExpenseExampleYear05	3,310
AFTER 10 YEARS	rr_ExpenseExampleYear10	$ 6,792
1 Year	rr_AverageAnnualReturnYear01	4.15%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.20%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 01, 2015
Quality Equity Series | CLASS S
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Fee	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	7.73%
Other Expenses	rr_OtherExpensesOverAssets	7.98%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	8.54%	[1]
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(7.58%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.96%	[1]
AFTER 1 YEAR	rr_ExpenseExampleYear01	$ 98
AFTER 3 YEARS	rr_ExpenseExampleYear03	1,813
AFTER 5 YEARS	rr_ExpenseExampleYear05	3,408
AFTER 10 YEARS	rr_ExpenseExampleYear10	$ 6,928
2016	rr_AnnualReturn2016	3.85%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.03%)
1 Year	rr_AverageAnnualReturnYear01	3.85%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.46%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 01, 2015
Quality Equity Series | Return After Taxes on Distributions | CLASS S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.51%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.75%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 01, 2015
Quality Equity Series | Return After Taxes on Distributions and Sale of Series Shares | CLASS S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.46%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.36%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 01, 2015
Quality Equity Series | MSCI World Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.51%
Since Inception	rr_AverageAnnualReturnSinceInception	0.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 01, 2015

[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
[2]	Manning & Napier Advisors, LLC (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of a Class’s Shareholder Services Fee, do not exceed 0.70% of each Class’s average daily net assets. This contractual waiver will continue until at least February 28, 2018 and may not be amended or terminated by the Advisor prior to such date without the approval of the Series’ Board of Directors.